United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Federated Max-Cap Index Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS—97.5%1
		Consumer Discretionary--8.9%
3,200		Abercrombie & Fitch Co., Class A	91,488
17,700	2	Amazon.com, Inc.	1,517,952
4,600	2	Apollo Group, Inc., Class A	317,584
5,596	2	AutoNation, Inc.	115,725
1,580	2	AutoZone, Inc.	242,641
11,214	2	Bed Bath & Beyond, Inc.	389,686
17,060		Best Buy Co., Inc.	637,532
3,321	2	Big Lots, Inc.	76,516
2,541		Black & Decker Corp.	95,542
17,086		Block (H&R), Inc.	285,165
38,029		CBS Corp. (New), Class B	311,457
20,107		Carnival Corp.	562,795
4,186		Centex Corp.	45,669
14,500	2	Coach, Inc.	429,055
141,728		Comcast Corp., Class A	2,106,078
24,200		D.R. Horton, Inc.	280,478
27,607	2	DIRECTV Group, Inc.	715,021
5,582		Darden Restaurants, Inc.	180,801
2,500		DeVRY, Inc.	124,350
11,105		Eastman Kodak Co.	32,982
13,300	2	Expedia, Inc.	275,443
6,660		Family Dollar Stores, Inc.	209,257
149,947	2	Ford Motor Co.	1,199,576
6,649		Fortune Brands, Inc.	263,101
7,400	2	GameStop Corp.	161,986
9,480		Gannett Co., Inc.	66,360
20,080		Gap (The), Inc.	327,706
8,367		Genuine Parts Co.	296,359
10,008	2	Goodyear Tire & Rubber Co.	170,336
10,520		Harley Davidson, Inc.	237,752
2,400		Harman International Industries, Inc.	59,232
6,414		Hasbro, Inc.	169,971
93,429		Home Depot, Inc.	2,423,548
15,636		International Game Technology	308,811
24,567	2	Interpublic Group Cos., Inc.	127,994
32,218		Johnson Controls, Inc.	833,802
3,192		KB HOME	53,274
18,505	2	Kohl's Corp.	898,418
19,651		Leggett and Platt, Inc.	340,945
4,781		Lennar Corp., Class A	56,607
193	2	Liberty Media Corp.	5,398
26,498		Limited Brands, Inc.	342,884
72,534		Lowe's Cos., Inc.	1,629,114
20,142		Macy's, Inc.	280,175
17,110		Marriott International, Inc., Class A	368,557
15,861		Mattel, Inc.	278,836
55,793		McDonald's Corp.	3,071,963
14,814		McGraw-Hill Cos., Inc.	464,419
1,559		Meredith Corp.	41,267
4,805		New York Times Co., Class A	37,815
11,510		Newell Rubbermaid, Inc.	148,134
114,154		News Corp., Inc.	1,179,211
18,370		Nike, Inc., Class B	1,040,477
5,860		Nordstrom, Inc.	154,938
5,500	2	O'Reilly Automotive, Inc.	223,630
27,253	2	Office Depot, Inc.	124,001
12,852		Omnicom Group, Inc.	436,968
10,040		Penney (J.C.) Co., Inc.	302,706
2,100		Polo Ralph Lauren Corp., Class A	132,405
8,884		Pulte Homes, Inc.	101,011
5,385		RadioShack Corp.	83,521
10,400		Scripps Networks Interactive	335,712
2,337	2	Sears Holdings Corp.	155,037
3,923		Sherwin-Williams Co.	226,553
3,003		Snap-On, Inc.	106,997
3,313		Stanley Works	133,017
32,590		Staples, Inc.	685,042
33,468	2	Starbucks Corp.	592,384
7,033		Starwood Hotels & Resorts Worldwide, Inc.	166,049
20,642		TJX Cos., Inc.	747,860
36,413		Target Corp.	1,588,335
4,596		Tiffany & Co.	137,099
18,063		Time Warner Cable, Inc.	597,163
67,525		Time Warner, Inc.	1,800,217
3,730		V.F. Corp.	241,294
38,621	2	Viacom, Inc., Class B	894,462
96,034		Walt Disney Co.	2,412,374
308		Washington Post Co., Class B	139,062
2,840		Whirlpool Corp.	162,136
7,312		Wyndham Worldwide Corp.	102,002
2,600	2	Wynn Resorts Ltd.	133,042
22,330		Yum! Brands, Inc.	791,822
		TOTAL	39,634,084
		Consumer Staples--11.5%
112,998		Altria Group, Inc.	1,980,855
38,594		Archer-Daniels-Midland Co.	1,162,451
16,736		Avon Products, Inc.	541,912
4,075		Brown-Forman Corp., Class B	179,096
74,816		CVS Caremark Corp.	2,504,840
8,623		Campbell Soup Co.	267,572
5,273		Clorox Corp.	321,706
14,237		Coca-Cola Enterprises, Inc.	267,513
20,140		Colgate-Palmolive Co.	1,458,942
17,204		ConAgra Foods, Inc.	337,715
8,000	2	Constellation Brands, Inc., Class A	109,280
26,004		Costco Wholesale Corp.	1,287,198
15,900	2	Dean Foods Co.	336,921
11,100	2	Dr. Pepper Snapple Group, Inc.	273,171
4,800		Estee Lauder Cos., Inc., Class A	174,912
12,955		General Mills, Inc.	763,179
13,662		H.J. Heinz Co.	525,441
14,622		Hershey Foods Corp.	584,149
2,900		Hormel Foods Corp.	104,139
10,907		Kellogg Co.	518,082
19,586		Kimberly-Clark Corp.	1,144,802
74,791		Kraft Foods, Inc., Class A	2,119,577
32,121		Kroger Co.	686,747
12,000	2	Lorillard, Inc.	884,640
5,300		McCormick & Co., Inc.	170,766
12,804		Molson Coors Brewing Co., Class B	578,869
77,145		PepsiCo, Inc.	4,377,979
100,298		Philip Morris International, Inc.	4,673,887
146,964		Procter & Gamble Co.	8,157,972
7,100		Reynolds American, Inc.	308,921
8,920		SUPERVALU, Inc.	132,284
18,823		Safeway Inc.	356,319
29,587		Sara Lee Corp.	314,806
4,504		Smucker (J.M.) Co.	225,335
38,872		Sysco Corp.	923,599
100,882		The Coca-Cola Co.	5,027,959
6,924		The Pepsi Bottling Group, Inc.	235,070
12,500		Tyson Foods, Inc., Class A	142,875
117,080		Wal-Mart Stores, Inc.	5,839,950
39,596		Walgreen Co.	1,229,456
5,800	2	Whole Foods Market, Inc.	140,302
		TOTAL	51,371,189
		Energy--11.9%
28,620		Anadarko Petroleum Corp.	1,379,484
15,772		Apache Corp.	1,324,059
12,300		BJ Services Co.	174,414
13,981		Baker Hughes, Inc.	566,230
7,700		CONSOL Energy, Inc.	273,581
4,300		Cabot Oil & Gas Corp., Class A	151,059
10,500	2	Cameron International Corp.	327,915
22,200		Chesapeake Energy Corp.	475,968
99,941		Chevron Corp.	6,942,901
80,040		ConocoPhillips	3,498,548
10,200	2	Denbury Resources, Inc.	169,320
22,936		Devon Energy Corp.	1,332,352
5,240		Diamond Offshore Drilling, Inc.	470,919
5,900		ENSCO International, Inc.	223,551
11,806		EOG Resources, Inc.	873,998
31,039		El Paso Corp.	312,252
248,315		Exxon Mobil Corp.	17,478,893
6,300	2	FMC Technologies, Inc.	274,050
42,796		Halliburton Co.	945,364
15,364		Hess Corp.	848,093
35,184		Marathon Oil Corp.	1,134,684
3,500		Massey Energy Co.	93,100
9,800		Murphy Oil Corp.	570,360
12,180	2	Nabors Industries Ltd.	207,304
25,948	2	National-Oilwell, Inc.	932,571
3,170		Noble Corp.	107,336
9,800		Noble Energy, Inc.	598,976
44,750		Occidental Petroleum Corp.	3,192,465
17,950		Peabody Energy Corp.	594,324
4,900		Pioneer Natural Resources, Inc.	139,895
7		Precision Drilling Trust	39
6,500		Range Resources Corp.	301,665
4,752		Rowan Cos., Inc.	101,360
60,612		Schlumberger Ltd.	3,242,742
9,800		Smith International, Inc.	246,274
14,100	2	Southwestern Energy Co.	584,163
25,362		Spectra Energy Corp.	465,646
10,340		Sunoco, Inc.	255,295
14,600		Tesoro Petroleum Corp.	191,114
33,057		Valero Energy Corp.	595,026
26,561		Williams Cos., Inc.	443,303
23,058		XTO Energy, Inc.	927,623
		TOTAL	52,968,216
		Financials--13.6%
12,274		AON Corp.	484,209
28,282		Aflac, Inc.	1,070,756
26,425		Allstate Corp.	711,097
57,595		American Express Co.	1,631,666
6,826	2	American International Group, Inc.	89,694
10,739		Ameriprise Financial, Inc.	298,544
4,857		Apartment Investment & Management Co., Class A	45,559
6,100		Assurant, Inc.	155,672
2,997		Avalonbay Communities, Inc.	174,425
28,985		BB&T Corp.	663,177
436,491		Bank of America Corp.	6,455,702
61,172		Bank of New York Mellon Corp.	1,672,442
5,700		Boston Properties, Inc.	301,530
8,300	2	CB Richard Ellis Services, Inc.	90,470
3,442		CME Group, Inc.	959,733
23,513		Capital One Financial Corp.	721,849
47,586		Charles Schwab Corp.	850,362
15,890		Chubb Corp.	733,800
6,795		Cincinnati Financial Corp.	164,099
275,004		Citigroup, Inc.	871,761
6,223		Comerica, Inc.	148,356
41,378		Discover Financial Services	491,571
61,000	2	E*Trade Group, Inc.	91,500
14,900		Equity Residential Properties Trust	357,600
4,500		Federated Investors, Inc.	116,685
30,957		Fifth Third Bancorp	294,092
22,427	2	First Horizon National Corp.	287,514
7,825		Franklin Resources, Inc.	693,921
26,800		Genworth Financial, Inc., Class A	184,920
25,660		Goldman Sachs Group, Inc.	4,190,278
11,500		HCP, Inc.	296,240
19,970		Hartford Financial Services Group, Inc.	329,305
4,200		Health Care REIT, Inc.	168,252
35,600		Host Marriott Corp.	323,248
25,200		Hudson City Bancorp, Inc.	354,312
31,509		Huntington Bancshares, Inc.	128,872
3,300	2	InterContinentalExchange, Inc.	310,398
31,000		Invesco Ltd.	612,250
195,976		J.P. Morgan Chase & Co.	7,574,472
11,492		Janus Capital Group, Inc.	156,981
42,579		KeyCorp	246,107
12,501		Kimco Realty Corp.	123,010
5,300		Legg Mason, Inc.	149,142
7,600		Leucadia National Corp.	186,200
15,777		Lincoln National Corp.	334,315
16,547		Loews Corp.	496,741
3,300		M & T Bank Corp.	192,456
8,131	2	MBIA Insurance Corp.	34,069
26,210		Marsh & McLennan Cos., Inc.	535,208
14,298		Marshall & Ilsley Corp.	86,360
46,041		MetLife, Inc.	1,563,092
8,734		Moody's Corp.	207,345
72,856		Morgan Stanley	2,076,396
5,600	2	NASDAQ Stock Market, Inc.	118,328
14,200		NYSE Euronext	382,690
11,069		Northern Trust Corp.	662,037
22,853		PNC Financial Services Group	837,791
16,700		People's United Financial, Inc.	271,375
6,600		Plum Creek Timber Co., Inc.	206,448
14,800		Principal Financial Group	350,760
34,800		Progressive Corp., OH	542,184
23,300		Prologis	204,807
27,100		Prudential Financial, Inc.	1,199,717
6,900		Public Storage, Inc.	500,733
55,243		Regions Financial Corp.	244,174
19,440	2	SLM Corp.	172,822
13,525		Simon Property Group, Inc.	753,613
23,123		State Street Corp.	1,163,087
24,991		SunTrust Banks, Inc.	487,324
14,208		T. Rowe Price Group, Inc.	663,656
29,049		The Travelers Cos., Inc.	1,251,140
10,437		Torchmark Corp.	407,669
95,963		U.S. Bancorp	1,958,605
14,753		Unum Group	276,914
6,100		Ventas, Inc.	215,330
6,798		Vornado Realty Trust	346,834
231,847		Wells Fargo & Co.	5,670,978
13,636		XL Capital Ltd., Class A	191,995
4,572		Zions Bancorp	62,088
		TOTAL	60,630,854
		Health Care--13.5%
76,441		Abbott Laboratories	3,439,081
28,904		Aetna, Inc.	779,541
14,942		Allergan, Inc.	798,351
15,968		AmerisourceBergen Corp.	314,889
51,097	2	Amgen, Inc.	3,183,854
7,524		Bard (C.R.), Inc.	553,541
33,874		Baxter International, Inc.	1,909,477
10,918		Becton, Dickinson & Co.	711,308
15,334	2	Biogen Idec, Inc.	729,132
61,545	2	Boston Scientific Corp.	660,993
109,625		Bristol-Myers Squibb Co.	2,383,248
11,610		CIGNA Corp.	329,724
19,008		Cardinal Health, Inc.	632,966
22,801	2	Celgene Corp.	1,298,745
2,700	2	Cephalon, Inc.	158,355
6,100	2	Coventry Health Care, Inc.	140,300
3,410		Covidien PLC	128,932
4,300	2	DaVita, Inc.	213,710
5,900		Dentsply International, Inc.	196,765
53,266		Eli Lilly & Co.	1,858,451
12,700	2	Express Scripts, Inc., Class A	889,508
12,676	2	Forest Laboratories, Inc., Class A	327,421
11,450	2	Genzyme Corp.	594,140
41,128	2	Gilead Sciences, Inc.	2,012,393
7,044	2	Hospira, Inc.	270,701
13,531	2	Humana, Inc.	444,493
7,573		IMS Health, Inc.	90,876
1,495	2	Intuitive Surgical, Inc.	339,843
142,374		Johnson & Johnson	8,669,153
10,184	2	King Pharmaceuticals, Inc.	92,369
4,300	2	Laboratory Corp. of America Holdings	288,917
7,201		Life Technologies, Inc.	327,862
13,866		McKesson HBOC, Inc.	709,246
29,378	2	Medco Health Solutions, Inc.	1,552,921
45,083		Medtronic, Inc.	1,596,840
105,626		Merck & Co., Inc.	3,169,836
2,277	2	Millipore Corp.	158,479
24,810	2	Mylan Laboratories, Inc.	327,244
3,800	2	Patterson Cos., Inc.	96,368
4,907		PerkinElmer, Inc.	86,510
336,409		Pfizer, Inc.	5,358,995
6,392		Quest Diagnostics, Inc.	349,131
83,049		Schering Plough Corp.	2,201,629
15,908	2	St. Jude Medical, Inc.	599,891
13,602		Stryker Corp.	528,846
17,205	2	Tenet Healthcare Corp.	67,960
22,153	2	Thermo Fisher Scientific Inc.	1,003,088
58,830		UnitedHealth Group, Inc.	1,650,770
5,200	2	Varian Medical Systems, Inc.	183,404
5,100	2	Waters Corp.	256,275
5,383	2	Watson Pharmaceuticals, Inc.	186,952
28,521	2	Wellpoint, Inc.	1,501,345
71,025		Wyeth	3,306,214
8,994	2	Zimmer Holdings, Inc.	419,120
		TOTAL	60,080,103
		Industrials--9.7%
33,502		3M Co.	2,362,561
9,842		Avery Dennison Corp.	263,077
30,315		Boeing Co.	1,300,817
11,038		Burlington Northern Santa Fe Corp.	867,476
7,400		C.H. Robinson Worldwide, Inc.	403,522
16,464		CSX Corp.	660,536
23,876		Caterpillar, Inc.	1,051,977
13,737		Cintas Corp.	345,898
13,614		Cooper Industries Ltd., Class A	448,581
8,868		Cummins, Inc.	381,413
13,040		Danaher Corp.	798,570
16,872		Deere & Co.	737,981
8,723		Donnelley (R.R.) & Sons Co.	121,250
8,102		Dover Corp.	275,549
5,300		Dun & Bradstreet Corp.	381,547
6,324		Eaton Corp.	328,342
38,884		Emerson Electric Co.	1,414,600
5,316		Equifax, Inc.	138,482
16,600		Expeditors International Washington, Inc.	563,238
5,300		Fastenal Co.	188,521
14,468		FedEx Corp.	981,509
2,100		Flowserve Corp.	169,617
12,112		Fluor Corp.	639,514
23,716		General Dynamics Corp.	1,313,629
495,236		General Electric Co.	6,636,162
10,590		Goodrich (B.F.) Co.	543,902
2,647		Grainger (W.W.), Inc.	237,992
35,518		Honeywell International, Inc.	1,232,475
14,692		ITT Corp.	725,785
20,468		Illinois Tool Works, Inc.	829,977
1,256		Ingersoll-Rand PLC, Class A	36,273
7,300	2	Iron Mountain, Inc.	213,233
6,800	2	Jacobs Engineering Group, Inc.	278,664
5,375		L-3 Communications Holdings, Inc.	405,812
12,988		Lockheed Martin Corp.	970,983
5,400		Manitowoc, Inc.	33,372
31,436		Masco Corp.	437,903
5,068	2	Monster Worldwide, Inc.	66,036
14,553		Norfolk Southern Corp.	629,417
21,200		Northrop Grumman Corp.	945,096
14,216		PACCAR, Inc.	492,584
4,889		Pall Corp.	147,061
6,745		Parker-Hannifin Corp.	298,669
19,203		Pitney Bowes, Inc.	396,542
6,600		Precision Castparts Corp.	526,746
10,000	2	Quanta Services, Inc.	233,100
25,255		Raytheon Co.	1,185,722
13,399		Republic Services, Inc.	356,413
14,994		Robert Half International, Inc.	371,701
6,043		Rockwell Automation, Inc.	250,241
6,893		Rockwell Collins	290,885
2,386		Ryder System, Inc.	83,820
28,546		Southwest Airlines Co.	224,086
4,400	2	Stericycle, Inc.	225,280
10,360		Textron Inc.	139,238
5,180		Tyco International Ltd.	156,540
25,130		Union Pacific Corp.	1,445,478
49,340		United Parcel Service, Inc.	2,651,038
46,022		United Technologies Corp.	2,506,818
31,524		Waste Management, Inc.	886,140
		TOTAL	43,229,391
		Information Technology--18.0%
27,410	2	Adobe Systems, Inc.	888,632
25,134	2	Advanced Micro Devices, Inc.	91,990
5,140	2	Affiliated Computer Services, Inc., Class A	243,687
19,972	2	Agilent Technologies, Inc.	463,750
7,100	2	Akamai Technologies, Inc.	116,724
11,039		Altera Corp.	206,319
7,300		Amphenol Corp., Class A	243,455
11,424		Analog Devices, Inc.	312,675
46,058	2	Apple, Inc.	7,525,417
61,610		Applied Materials, Inc.	850,218
13,320	2	Autodesk, Inc.	290,509
20,015		Automatic Data Processing, Inc.	745,559
14,509	2	BMC Software, Inc.	493,741
27,566	2	Broadcom Corp.	778,188
15,168		CA, Inc.	320,652
3,707	2	CIENA Corp.	41,370
294,128	2,3	Cisco Systems, Inc.	6,473,757
7,830	2	Citrix Systems, Inc.	278,748
12,100	2	Cognizant Technology Solutions Corp.	358,039
7,741	2	Computer Sciences Corp.	372,884
14,270	2	Compuware Corp.	104,599
5,025	2	Convergys Corp.	53,818
63,200		Corning, Inc.	1,074,400
100,469	2	Dell, Inc.	1,344,275
115,085	2	EMC Corp.	1,733,180
12,500	2	Electronic Arts, Inc.	268,375
5,600	2	FLIR Systems, Inc.	120,344
14,574		Fidelity National Information Services, Inc.	341,323
11,017	2	Fiserv, Inc.	522,316
11,192	2	Google Inc.	4,958,616
11,867		Harris Corp.	371,556
118,447		Hewlett-Packard Co.	5,128,755
68,738		IBM Corp.	8,106,272
281,430		Intel Corp.	5,417,527
15,130	2	Intuit, Inc.	449,361
17,292	2	JDS Uniphase Corp.	101,331
23,435		Jabil Circuit, Inc.	214,665
24,300	2	Juniper Networks, Inc.	634,959
6,425		KLA-Tencor Corp.	204,829
26,714	2	LSI Logic Corp.	138,379
7,118	2	Lexmark International Group, Class A	103,069
8,314		Linear Technology Corp.	223,397
9,400	2	MEMC Electronic Materials, Inc.	165,628
2,879		Mastercard, Inc.	558,612
6,700	2	McAfee, Inc.	298,686
2,537	2	Metavante Technologies, Inc.	78,140
7,700		Microchip Technology, Inc.	207,361
32,098	2	Micron Technology, Inc.	205,106
358,289		Microsoft Corp.	8,426,957
5,881		Molex, Inc.	104,447
93,321		Motorola, Inc.	668,178
21,150	2	NVIDIA Corp.	273,469
8,114		National Semiconductor Corp.	122,197
14,061	2	NetApp, Inc.	315,810
14,223	2	Novell, Inc.	65,141
4,121	2	Novellus Systems, Inc.	80,648
193,408	2	Oracle Corp.	4,280,119
14,307		Paychex, Inc.	379,135
6,632	2	Qlogic Corp.	86,548
70,628		Qualcomm, Inc.	3,263,720
3,478	2	Quest Software, Inc.	51,266
9,800	2	Red Hat, Inc.	223,734
4,100	2	Salesforce.com, Inc.	177,694
9,400	2	Sandisk Corp.	167,508
48,392	2	Sun Microsystems, Inc.	443,755
41,080	2	Symantec Corp.	613,324
27,667	2	Tellabs, Inc.	160,469
7,432	2	Teradata Corp.	182,604
6,901	2	Teradyne, Inc.	54,380
76,191		Texas Instruments, Inc.	1,832,394
8,200		Total System Services, Inc.	120,376
4,580		Tyco Electronics Ltd.	98,333
8,000	2	Verisign, Inc.	163,520
11,400	2	Western Digital Corp.	344,850
28,994		Western Union Co.	506,815
38,722		Xerox Corp.	317,133
23,912		Xilinx, Inc.	518,651
71,696	2	Yahoo, Inc.	1,026,687
42,800	2	eBay, Inc.	909,500
		TOTAL	80,204,555
		Materials--3.3%
4,700	2	AK Steel Holding Corp.	92,449
9,432		Air Products & Chemicals, Inc.	703,627
38,348		Alcoa, Inc.	450,972
4,145		Allegheny Technologies, Inc.	112,247
9,744		Ball Corp.	471,220
4,176		Bemis Co., Inc.	109,912
2,700		CF Industries Holdings, Inc.	213,138
62,647		Dow Chemical Co.	1,326,237
46,626		Du Pont (E.I.) de Nemours & Co.	1,442,142
3,096		Eastman Chemical Co.	153,747
6,706		Ecolab, Inc.	278,366
20,517		Freeport-McMoRan Copper & Gold, Inc.	1,237,175
3,342		International Flavors & Fragrances, Inc.	117,839
17,726		International Paper Co.	333,426
19,288		MeadWestvaco Corp.	375,923
22,194		Monsanto Co.	1,864,296
19,413		Newmont Mining Corp.	802,728
16,368		Nucor Corp.	727,885
6,700	2	Owens-Illinois, Inc.	227,398
6,842		PPG Industries, Inc.	376,310
13,308	2	Pactiv Corp.	335,095
18,690		Praxair, Inc.	1,461,184
6,550		Sealed Air Corp.	120,454
11,360		Sigma-Aldrich Corp.	576,520
3,500		Titanium Metals Corp.	29,295
11,210		United States Steel Corp.	445,597
4,706		Vulcan Materials Co.	223,441
8,820		Weyerhaeuser Co.	309,053
		TOTAL	14,917,676
		Telecommunication Services--3.4%
298,439		AT&T, Inc.	7,828,055
19,600	2	American Tower Systems Corp.	668,164
12,526	2	Centennial Communication Corp., Class A	96,074
16,398		CenturyTel, Inc.	514,733
13,138		Frontier Communications Corp.	91,966
12,900	2	MetroPCS Communications, Inc.	152,865
113,272		Qwest Communications International, Inc.	437,230
117,395	2	Sprint Nextel Corp.	469,580
144,554		Verizon Communications, Inc.	4,635,847
25,418		Windstream Corp.	222,916
		TOTAL	15,117,430
		Utilities--3.7%
28,739	2	AES Corp.	367,572
6,343		Allegheny Energy, Inc.	159,907
10,857		Ameren Corp.	276,094
19,704		American Electric Power Co., Inc.	610,036
9,392		CMS Energy Corp.	121,532
17,714		CenterPoint Energy, Inc.	213,454
11,341		Consolidated Edison Co.	446,382
11,924		Constellation Energy Group, Inc.	342,219
14,317		DTE Energy Co.	493,364
28,864		Dominion Resources, Inc.	975,603
50,625		Duke Energy Corp.	783,675
20,954	2	Dynegy, Inc.	42,118
14,858		Edison International	480,211
8,682		Entergy Corp.	697,425
5,300		EQT Corp.	203,414
31,938		Exelon Corp.	1,624,367
16,282		FPL Group, Inc.	922,701
20,484		FirstEnergy Corp.	843,941
4,027		Integrys Energy Group, Inc.	136,032
2,189		NICOR, Inc.	79,767
14,080		NiSource, Inc.	181,491
6,300		Northeast Utilities Co.	144,963
17,936		PG&E Corp.	724,076
17,474		PPL Corp.	590,446
9,000		Pepco Holdings, Inc.	129,420
4,218		Pinnacle West Capital Corp.	134,807
11,407		Progress Energy, Inc.	449,892
33,738		Public Service Enterprises Group, Inc.	1,094,798
7,200		Questar Corp.	238,104
4,700		SCANA Corp.	166,145
16,741		Sempra Energy	877,731
36,786		Southern Co.	1,155,080
10,988		TECO Energy, Inc.	148,228
4,800		Wisconsin Energy Corp.	206,256
32,324		Xcel Energy, Inc.	644,541
		TOTAL	16,705,792
		TOTAL COMMON STOCKS (IDENTIFIED COST $214,980,582)	434,859,290
		EXCHANGE-TRADED FUND—0.2%
10,048		SPDR Trust, Series 1 (IDENTIFIED COST $911,582)	992,843
		MUTUAL FUND--2.2%
9,692,087	4,5	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	9,692,087
		TOTAL INVESTMENTS –99.9% (IDENTIFIED COST $225,584,251)6

445,544,220

OTHER ASSETS AND LIABILITIES – NET– 0.1%7

237,300

TOTAL NET ASSETS – 100%

$
445,781,520

At July 31, 2009, the Fund had the following outstanding futures contracts:1
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	2S&P 500 Index Long Futures	42	$10,336,200	September 2009	$1,140,138

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,336,200 at July 31, 2009, which represents 2.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.8%.

2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6
At July 31, 2009, the cost of investments for federal tax purposes was $225,584,251. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $219,959,969. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $234,191,869 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,231,900.

7	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$429,066,170	$---	$---	$429,066,170
International	5,793,120	---	---	5,793,120
Exchange-Traded Fund	992,843	---	---	992,843
Mutual Fund	9,692,087	---	---	9,692,087
TOTAL SECURITIES	$445,544,220	$---	$---	$445,544,220
Other Financial Instruments*	$1,140,138	---	---	$1,140,138

*Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

Federated Mid-Cap Index Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--95.8%1
		Consumer Discretionary--15.2%
40,394	2	99 Cents Only Stores	$591,772
46,200		Aaron's, Inc.	1,269,114
81,620		Advance Auto Parts, Inc.	3,773,293
56,700	2	Aeropostale, Inc.	2,063,880
177,619		American Eagle Outfitters, Inc.	2,555,937
35,006		American Greetings Corp., Class A	552,045
49,309	2	AnnTaylor Stores Corp.	595,160
31,723		Barnes & Noble, Inc.	730,581
4,966		Blyth Industries, Inc.	210,707
26,396		Bob Evans Farms, Inc.	766,012
100,180	3	BorgWarner, Inc.	3,324,974
49,196	2	Boyd Gaming Corp.	452,111
87,717		Brinker International, Inc.	1,459,611
35,099		Brinks Home Security Holding	1,046,652
55,658		Callaway Golf Co.	354,541
189,842	2,3	CarMax, Inc.	3,062,151
62,820	2	Career Education Corp.	1,439,834
51,409	2	Cheesecake Factory, Inc.	995,792
152,760	2	Chicos Fas, Inc.	1,752,157
27,870	2,3	Chipotle Mexican Grill, Inc.	2,615,042
44,692	2	Coldwater Creek, Inc.	328,039
54,952	2	Collective Brands, Inc.	874,836
73,732	2,3	Corinthian Colleges, Inc.	1,138,422
73,275	2	Dick's Sporting Goods, Inc.	1,454,509
77,228	2	Dollar Tree, Inc.	3,561,755
65,547	2	Dreamworks Animation SKG, Inc.	2,065,386
133,435		Foot Locker, Inc.	1,478,460
38,300	2	Fossil, Inc.	1,008,822
120,336		Gentex Corp.	1,801,430
51,898		Guess ?, Inc.	1,508,675
80,554	2	Hanesbrands, Inc.	1,603,025
35,168		Harte-Hanks	380,518
26,263	2,3	ITT Educational Services, Inc.	2,556,703
23,928		International Speedway Corp., Class A	611,839
44,700	2,3	J. Crew Group, Inc.	1,258,752
120,400	2,3	LKQ Corp.	2,159,976
65,409	2,3	Lamar Advertising Co.	1,376,205
30,115	2	Life Time Fitness, Inc.	766,427
31,718		M.D.C. Holdings, Inc.	1,117,742
42,248	2	Marvel Entertainment, Inc.	1,671,331
26,349		Matthews International Corp., Class A	823,670
48,370	2,3	Mohawk Industries, Inc.	2,494,925
4,894	2,3	NVR, Inc.	2,942,028
35,326	2	NetFlix, Inc.	1,552,224
25,800	2,3	Panera Bread Co.	1,417,968
108,134		PetSmart, Inc.	2,418,958
44,327		Phillips Van Heusen Corp.	1,568,289
35,770	2,3	Priceline.com, Inc.	4,636,507
47,105		Regis Corp.	643,454
57,482	2	Rent-A-Center, Inc.	1,193,326
108,879	3	Ross Stores, Inc.	4,800,475
36,850		Ryland Group, Inc.	735,895
122,470	2,3	Saks, Inc.	627,046
23,207		Scholastic Corp.	523,318
55,962	2	Scientific Games Holdings Corp.	1,008,435
220,271		Service Corp. International	1,392,113
57,948		Sothebys Holdings, Inc., Class A	873,276
11,831	3	Strayer Education, Inc.	2,512,668
30,531		Thor Industries, Inc.	729,996
39,634	2	Timberland Co., Class A	540,608
111,430	2	Toll Brothers, Inc.	2,179,571
53,411		Tupperware Brands Corp.	1,819,713
31,401	2,3	Under Armour, Inc., Class A	762,730
96,830	2,3	Urban Outfitters, Inc.	2,327,793
42,000	2	WMS Industries, Inc.	1,518,720
40,135	2	Warnaco Group, Inc.	1,458,105
360,100		Wendy's / Arby's Group, Inc.	1,649,258
36,870		Wiley (John) & Sons, Inc., Class A	1,175,784
74,629		Williams-Sonoma, Inc.	1,049,284
		TOTAL	105,710,355
		Consumer Staples--3.8%
73,445		Alberto-Culver Co.	1,881,661
46,399	2	BJ's Wholesale Club, Inc.	1,547,407
60,435		Church and Dwight, Inc.	3,564,456
64,170		Corn Products International, Inc.	1,796,760
59,495	2,3	Energizer Holdings, Inc.	3,811,250
67,900		Flowers Foods, Inc.	1,604,477
63,033	2	Hansen Natural Corp.	1,954,653
17,093		Lancaster Colony Corp.	778,415
47,235	2	NBTY, Inc.	1,709,907
49,320		PepsiAmericas, Inc.	1,320,790
48,600	2	Ralcorp Holdings, Inc.	3,086,586
33,738		Ruddick Corp.	792,843
102,324	2,3	Smithfield Foods, Inc.	1,386,490
23,168		Tootsie Roll Industries, Inc.	559,507
21,533		Universal Corp.	819,761
		TOTAL	26,614,963
		Energy--6.0%
138,164		Arch Coal, Inc.	2,405,435
31,899	2	Bill Barrett Corp.	1,007,689
71,765		Cimarex Energy Co.	2,567,752
39,600	2	Comstock Resources, Inc.	1,524,600
45,425	2	Encore Aquisition Co.	1,617,130
54,738	2,3	Exterran Holdings, Inc.	951,894
94,848	2,3	Forest Oil Corp.	1,598,189
89,523		Frontier Oil Corp.	1,244,370
81,792	2	Helix Energy Solutions Group, Inc.	857,998
90,626		Helmerich & Payne, Inc.	3,113,909
85,200	2	Mariner Energy, Inc.	1,021,548
114,365	2,3	Newfield Exploration Co.	4,497,975
46,700	2	Oceaneering International, Inc.	2,377,964
21,447		Overseas Shipholding Group, Inc.	736,704
59,042	2,3	Patriot Coal Corp.	494,182
133,180		Patterson-UTI Energy, Inc.	1,839,216
104,707	2,3	Plains Exploration & Production Co.	2,999,856
149,483	2,3	Pride International, Inc.	3,747,539
96,304	2,3	Quicksilver Resources, Inc.	1,103,644
106,800	2	Southern Union Co.	2,069,784
66,734	2	Superior Energy Services, Inc.	1,107,117
44,390		Tidewater, Inc.	1,997,550
40,700	2	Unit Corp.	1,289,783
		TOTAL	42,171,828
		Financials--17.0%
123,629		AMB Property Corp.	2,449,090
34,981	2	Affiliated Managers Group	2,309,446
33,220		Alexandria Real Estate Equities, Inc.	1,266,014
64,700		American Financial Group, Inc.	1,578,033
113,232	2,3	Americredit Corp.	1,776,610
122,572		Apollo Investment Corp.	872,713
109,967		Associated Banc Corp.	1,192,042
69,387		Astoria Financial Corp.	673,748
44,321		BRE Properties, Inc., Class A	1,051,737
62,300		Bancorpsouth, Inc.	1,401,750
41,107		Bank of Hawaii Corp.	1,577,276
119,744		Berkley, W. R. Corp.	2,781,653
99,958		Brown & Brown	1,917,194
56,584		Camden Property Trust	1,669,794
42,659	3	Cathay Bancorp, Inc.	389,050
36,824		City National Corp.	1,452,339
56,802		Commerce Bancshares, Inc.	2,082,361
49,500		Corporate Office Properties Trust	1,678,545
38,909		Cousins Properties, Inc.	335,396
51,176		Cullen Frost Bankers, Inc.	2,457,983
196,190		Duke Realty Corp.	1,861,843
100,461		Eaton Vance Corp.	2,875,194
31,024	3	Equity One, Inc.	466,911
23,100		Essex Property Trust, Inc.	1,501,731
52,943		Everest Re Group Ltd.	4,247,087
50,812		Federal Realty Investment Trust	2,898,825
199,446		Fidelity National Financial, Inc., Class A	2,862,050
79,984	3	First American Financial Corp.	2,363,527
126,051		First Niagara Financial Group, Inc.	1,657,571
70,284		FirstMerit Corp.	1,312,905
150,700		Fulton Financial Corp.	1,018,732
84,215		Gallagher (Arthur J.) & Co.	1,928,524
98,464		HCC Insurance Holdings, Inc.	2,471,446
43,993		Hanover Insurance Group, Inc.	1,729,365
60,343		Highwoods Properties, Inc.	1,545,384
34,280		Horace Mann Educators Corp.	389,078
96,854	3	Hospitality Properties Trust	1,529,325
43,700		International Bancshares Corp.	575,966
107,403	3	Jefferies Group, Inc.	2,455,233
35,392		Jones Lang LaSalle, Inc.	1,343,480
89,664		Liberty Property Trust	2,489,969
69,620	3	Macerich Co. (The)	1,369,425
66,538		Mack-Cali Realty Corp.	1,857,076
30,679		Mercury General Corp.	1,075,913
86,701		Nationwide Health Properties, Inc.	2,516,063
297,650		New York Community Bancorp, Inc.	3,256,291
92,200		Newalliance Bancshares, Inc.	1,129,450
202,595		Old Republic International Corp.	2,094,832
70,900		Omega Healthcare Investors	1,184,739
21,163		PacWest Bancorp	340,301
34,079		Potlatch Corp.	1,007,716
71,071		Protective Life Corp.	1,062,511
83,178		Raymond James Financial, Inc.	1,706,813
67,904		Rayonier, Inc.	2,647,577
90,262		Realty Income Corp.	2,128,378
68,335		Regency Centers Corp.	2,192,187
62,500		Reinsurance Group of America	2,593,750
114,893	3	SEI Investments Co.	2,171,478
64,500		SL Green Realty Corp.	1,662,810
28,231	2	SVB Financial Group	995,143
42,155		StanCorp Financial Group, Inc.	1,450,975
241,961		Synovus Financial Corp.	849,283
99,231		TCF Financial Corp.	1,403,126
42,000		Trustmark Corp.	835,800
128,846		UDR, Inc.	1,346,441
42,805		Unitrin, Inc.	564,598
122,010	3	Valley National Bancorp	1,551,967
73,031		Waddell & Reed Financial, Inc., Class A	2,071,889
75,760		Washington Federal, Inc.	1,055,337
55,028		Webster Financial Corp. Waterbury	622,367
89,191		Weingarten Realty Investors	1,376,217
24,923		WestAmerica Bancorp.	1,302,476
58,626		Wilmington Trust Corp.	673,613
		TOTAL	118,533,462
		Health Care--11.9%
61,566	2	Affymetrix, Inc.	544,243
54,244		Beckman Coulter, Inc.	3,416,830
16,500	2	Bio Rad Laboratories, Inc., Class A	1,277,760
58,151	2	Cerner Corp.	3,784,467
58,102	2	Charles River Laboratories International, Inc.	1,921,433
80,310	2	Community Health Systems, Inc.	2,274,379
54,156	2,3	Covance, Inc.	2,986,703
48,094	2,3	Edwards Lifesciences Corp.	3,145,828
98,659	2	Endo Pharmaceuticals Holdings, Inc.	2,072,826
44,321	2,3	Gen-Probe, Inc.	1,645,196
213,507	2	Health Management Association, Class A	1,287,447
89,367	2	Health Net, Inc.	1,209,136
77,505	2,3	Henry Schein, Inc.	3,982,207
53,834		Hill-Rom Holdings, Inc.	922,715
220,870	2,3	Hologic, Inc.	3,244,580
51,347	2,3	IDEXX Laboratories, Inc.	2,558,108
60,700	2	Immucor, Inc.	1,011,262
25,843	2	Kindred Healthcare, Inc.	362,836
48,253	2,3	Kinetic Concepts, Inc.	1,525,760
46,011	2,3	LifePoint Hospitals, Inc.	1,272,664
59,294	2	Lincare Holdings, Inc.	1,552,317
41,300	2	Masimo Corp.	1,009,785
48,857		Medicis Pharmaceutical Corp., Class A	836,432
28,900	2	Mettler-Toledo International, Inc.	2,429,334
50,600	2	OSI Pharmaceuticals, Inc.	1,709,774
89,713		Omnicare, Inc.	2,141,449
35,600		Owens & Minor, Inc.	1,577,080
66,882		Perrigo Co.	1,815,177
101,528		Pharmaceutical Product Development, Inc.	2,108,737
48,180	2	Psychiatric Solutions, Inc.	1,301,824
65,185	2,3	ResMed, Inc.	2,672,585
93,807	2	Sepracor, Inc.	1,627,551
50,729		Steris Corp.	1,424,470
32,742	2	Techne Corp.	2,089,594
34,194		Teleflex, Inc.	1,639,944
48,300	2	Thoratec Laboratories Corp.	1,214,262
19,800	2	United Therapeutics Corp.	1,833,876
43,030		Universal Health Services, Inc., Class B	2,392,898
72,914	2,3	VCA Antech, Inc.	1,865,140
70,160	2	Valeant Pharmaceuticals International	1,810,128
24,929	2	Varian, Inc.	1,265,396
148,922	2	Vertex Pharmaceuticals, Inc.	5,362,681
35,888	2	Wellcare Health Plans, Inc.	798,867
		TOTAL	82,925,681
		Industrials--14.1%
78,997	2	AGCO Corp.	2,485,246
92,358		AMETEK, Inc.	2,988,705
77,600	2	Aecom Technology Corp.	2,514,240
101,105	2,3	AirTran Holdings, Inc.	732,000
31,232	2	Alaska Air Group, Inc.	720,210
35,653		Alexander and Baldwin, Inc.	1,041,781
27,603	2	Alliant Techsystems, Inc.	2,172,908
85,653	2	BE Aerospace, Inc.	1,384,152
35,099		Brinks Co. (The)	952,938
64,500		Bucyrus International, Inc.	1,901,460
52,516		Carlisle Cos., Inc.	1,645,326
19,100	2	Clean Harbors, Inc.	996,447
39,434		Con-way, Inc.	1,796,219
54,530	2	Copart, Inc.	1,925,454
29,279		Corporate Executive Board Co.	549,860
101,073	2	Corrections Corp. of America	1,744,520
41,774		Crane Co.	886,444
44,720		Deluxe Corp.	699,868
66,270		Donaldson Co., Inc.	2,518,923
34,578	2	Dycom Industries, Inc.	440,178
43,400	2	FTI Consulting, Inc.	2,362,262
38,341		Federal Signal Corp.	339,701
41,903		GATX Corp.	1,056,794
51,253		Graco, Inc.	1,267,999
28,327		Granite Construction, Inc.	959,719
38,161	3	HNI Corp.	850,227
70,380		Harsco Corp.	1,936,154
48,297		Hubbell, Inc., Class B	1,802,444
70,543		Hunt (J.B.) Transportation Services, Inc.	1,971,677
70,863		IDEX Corp.	1,933,143
173,724	2	Jet Blue Airways Corp.	887,730
88,026		Joy Global, Inc.	3,272,807
139,182		KBR, Inc.	2,949,267
78,640	2,3	Kansas City Southern Industries, Inc.	1,597,178
21,766		Kelly Services, Inc., Class A	255,968
68,356		Kennametal, Inc.	1,457,350
39,271	2	Korn/Ferry International	546,260
45,100		Landstar System, Inc.	1,654,268
40,500		Lennox International, Inc.	1,411,425
36,850		Lincoln Electric Holdings	1,561,703
79,560	2	MPS Group, Inc.	688,194
38,651		MSC Industrial Direct Co.	1,516,665
67,334		Manpower, Inc.	3,228,665
46,152		Miller Herman, Inc.	766,585
24,630		Mine Safety Appliances Co.	691,857
40,303	2	Navigant Consulting, Inc.	479,606
29,351		Nordson Corp.	1,317,860
64,101		OshKosh Truck Corp.	1,759,572
84,997		Pentair, Inc.	2,322,118
35,288		Rollins, Inc.	646,829
77,829		Roper Industries, Inc.	3,721,783
42,878		SPX Corp.	2,264,816
71,145	2	Shaw Group, Inc.	2,094,509
90,900	2,3	Terex Corp.	1,379,862
46,575	2	Thomas & Betts Corp.	1,240,758
73,202		Timken Co.	1,491,857
68,561		Trinity Industries, Inc.	957,112
72,259	2,3	URS Corp.	3,656,305
52,466	2	United Rentals, Inc.	391,921
15,100		Valmont Industries, Inc.	1,084,482
41,718		Wabtec Corp.	1,403,811
68,700	2	Waste Connections, Inc.	1,938,027
36,700		Watson Wyatt & Co. Holdings	1,370,378
36,693		Werner Enterprises, Inc.	662,676
47,000		Woodward Governor Co.	923,080
		TOTAL	98,170,283
		Information Technology--14.0%
339,700	2	3Com Corp.	1,280,669
30,062	2	ACI Worldwide, Inc.	453,034
83,191	2	ADC Telecommunications, Inc.	605,630
58,485		Acxiom Corp.	564,380
47,198		Adtran, Inc.	1,140,304
13,404	2,3	Advent Software, Inc.	488,576
50,034	2,4	Alliance Data Systems Corp.	2,551,734
76,425	2	Ansys, Inc.	2,389,045
102,779	2,3	Arrow Electronics, Inc.	2,648,615
382,744	2,3	Atmel Corp.	1,596,042
129,816	2	Avnet, Inc.	3,167,510
38,599	2	Avocent Corp.	598,670
121,764		Broadridge Financial Solutions	2,102,864
224,220	2	Cadence Design Systems, Inc.	1,322,898
68,963	2	CommScope, Inc.	1,765,453
75,553	2	Cree, Inc.	2,422,229
35,048	2	DST Systems, Inc.	1,553,678
56,943		Diebold, Inc.	1,578,460
32,055	2	Digital River, Inc.	1,133,144
32,500	2,3	Equinix, Inc.	2,656,225
66,469	2	F5 Networks, Inc.	2,467,329
36,300	3	FactSet Research Systems	2,058,210
41,784		Fair Isaac & Co., Inc.	801,835
106,965	2	Fairchild Semiconductor International, Inc., Class A	944,501
51,008	2	Gartner Group, Inc., Class A	872,237
67,906		Global Payments, Inc.	2,872,424
72,798		Henry Jack & Associates, Inc.	1,562,973
72,200	2	Hewitt Associates, Inc.	2,160,946
24,512		Imation Corp.	222,569
141,567	2	Ingram Micro, Inc., Class A	2,381,157
145,575	2	Integrated Device Technology, Inc.	985,543
62,740	2	International Rectifier Corp.	1,038,974
105,784		Intersil Holding Corp.	1,520,116
34,000	2	Itron, Inc.	1,773,780
108,632	2	Lam Research Corp.	3,265,478
72,204		Lender Processing Services	2,467,933
69,300	2	MICROS Systems Corp.	1,898,127
18,000	2	ManTech International Corp., Class A	959,400
79,806	2	Mentor Graphics Corp.	553,854
77,213	2	Metavante Technologies, Inc.	2,378,160
135,885	2,3	NCR Corp.	1,758,352
49,149		National Instruments Corp.	1,239,538
63,878	2	NeuStar, Inc., Class A	1,448,753
116,170	2,3	Palm, Inc.	1,827,354
100,069	2	Parametric Technology Corp.	1,291,891
40,917		Plantronics, Inc.	968,505
71,730	2	Polycom, Inc.	1,703,588
52,700	2	Quest Software, Inc.	776,798
230,342	2	RF Micro Devices, Inc.	1,197,778
71,897		Rovi Corp.	1,880,826
175,200	2,3	SAIC, Inc.	3,169,368
36,212	2	SRA International, Inc.	713,376
52,051	2	Semtech Corp.	957,738
39,020	2	Silicon Laboratories, Inc.	1,671,227
70,062	2	Sybase, Inc.	2,508,220
121,565	2	Synopsys, Inc.	2,428,869
43,094	2	Tech Data Corp.	1,505,273
102,935	2,3	Trimble Navigation Ltd.	2,440,589
74,703	2	ValueClick, Inc.	859,085
163,152	2	Vishay Intertechnology, Inc.	1,160,011
52,773	2	Zebra Technologies Corp., Class A	1,289,772
		TOTAL	98,001,617
		Materials--7.1%
70,184		Airgas, Inc.	3,128,803
78,570		Albemarle Corp.	2,334,315
58,145		Aptargroup, Inc.	2,030,423
57,000		Ashland, Inc.	1,888,980
56,348		Cabot Corp.	1,031,168
37,988		Carpenter Technology Corp.	709,996
112,526		Cliffs Natural Resources, Inc.	3,082,087
98,027		Commercial Metals Corp.	1,621,367
40,599		Cytec Industries, Inc.	1,019,035
63,160		FMC Corp.	3,072,102
29,400		Greif, Inc., Class A	1,509,102
79,715	2	Louisiana-Pacific Corp.	336,397
57,928		Lubrizol Corp.	3,355,769
38,295	3	Martin Marietta Materials	3,296,051
16,180		Minerals Technologies, Inc.	703,345
66,252		Olin Corp.	913,615
88,192		Packaging Corp. of America	1,734,737
110,923		RPM International, Inc.	1,770,331
54,903		Reliance Steel & Aluminum Co.	1,850,780
37,771		Scotts Co.	1,474,958
41,682		Sensient Technologies Corp.	1,049,970
85,870		Sonoco Products Co.	2,273,838
159,770		Steel Dynamics, Inc.	2,613,837
91,808		Temple-Inland, Inc.	1,437,713
86,793	2	Terra Industries, Inc.	2,530,884
85,935		Valspar Corp.	2,175,874
51,615		Worthington Industries, Inc.	682,350
		TOTAL	49,627,827
		Telecommunication Services--0.5%
182,123	2	Cincinnati Bell, Inc.	570,045
44,800	2	Syniverse Holdings, Inc.	785,344
25,405		Telephone and Data System, Inc.	612,261
62,711		Telephone and Data System, Inc.	1,614,181
		TOTAL	3,581,831
		Utilities--6.2%
66,094		AGL Resources, Inc.	2,222,080
95,158		Alliant Energy Corp.	2,489,333
116,425		Aqua America, Inc.	2,102,635
33,134		Black Hills Corp.	861,815
51,900		Cleco Corp.	1,229,511
99,907		DPL, Inc.	2,392,773
61,742		Energen Corp.	2,551,179
112,850		Great Plains Energy, Inc.	1,797,700
77,661		Hawaiian Electric Industries, Inc.	1,387,802
39,290		Idacorp, Inc.	1,089,119
158,280		MDU Resources Group, Inc.	3,186,176
92,030		NSTAR	2,954,163
201,695		NV Energy, Inc.	2,319,493
68,176		National Fuel Gas Co.	2,766,582
80,690		OGE Energy Corp.	2,428,769
90,541		ONEOK, Inc.	2,996,907
74,478		PNM Resources, Inc.	908,632
92,900		UGI Corp.	2,456,276
69,706		Vectren Corp.	1,711,979
43,006		WGL Holdings, Inc.	1,424,359
93,330		Westar Energy, Inc.	1,835,801
		TOTAL	43,113,084
		TOTAL COMMON STOCKS (IDENTIFIED COST $753,911,266)	668,450,931
		WARRANTS--0.0%
		Consumer Discretionary—0.0%
730	2	Krispy Kreme Doughnuts, Inc., Warrants, Expiration Date 3/2/2012 (IDENTIFIED COST $7)	385
		MUTUAL FUND—18.9%
131,589,865	5,6,7	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	131,589,865
		TOTAL INVESTMENTS—114.7% (IDENTIFIED COST $885,501,138)8	800,041,181
		OTHER ASSETS AND LIABILITIES -- NET-(14.7)%9	(102,491,665)
		TOTAL NET ASSETS---100%	$697,549,516

At July 31, 2009, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 Index Long Futures	466	$29,208,880	September 2009	$2,249,402

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $29,208,880 at July 31, 2009, which represents 4.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.3%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$100,545,587	$104,759,763
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8
At July 31, 2009, the cost of investments for federal tax purposes was $885,963,055. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $85,921,874. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $84,549,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $170,471,610.

9
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$664,203,844	$---	$---	$664,203,844
International	4,247,087	---	---	4,247,087
Warrants	---	385	---	385
Mutual Fund	131,589,865	---	---	131,589,865
TOTAL SECURITIES	$800,040,796	$385	$---	$800,041,181
Other Financial Instruments*	$2,249,402			$2,249,402

*Other financial instruments include futures contracts.

Federated Mini-Cap Index Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS --0.0%1
		Consumer Discretionary--0.0%
100	2,3	F.A.O., Inc.	$0
		Consumer Staples--0.0%
100	2,3	Aurora Foods, Inc.	0
		Financials--0.0%
164		Lexington Realty Trust	702
1		National Penn Bancshares, Inc.	5
7	3	Teton Advisors Inc.	16
		TOTAL	723
		Health Care--0.0%
61,000	3	Five Star Quality Care, Inc., Rights	0
1	2	PharMerica Corp.	21
		TOTAL	21
		Information Technology--0.0%
200	2,3	StorageNetworks, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,224)	744
		WARRANTS--0.0%
		Energy--0.0%
20		Greenhunter Energy, Inc., Warrants	28
		Information Technology--0.0%
79	2	Lantronix, Inc., Warrants	1
		TOTAL WARRANTS (IDENTIFIED COST $0)	29
		PREFERRED STOCK--0.0%
		Consumer Staples--0.0%
76	3	Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0
		MUTUAL FUND--92.4%
48,555,825	4,5	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	48,555,825
		TOTAL INVESTMENTS—92.4% (IDENTIFIED COST $48,596,781)6	48,556,598
		OTHER ASSETS AND LIABILITIES—NET—7.6%7	4,003,615
		TOTAL NET ASSETS---100%	$52,560,213

At July 31, 2009, the Fund had the following outstanding futures contracts:1
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	2Russell 2000 Mini Index Long Futures	944	$52,476,960	September 2009	$4,413,288
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $52,476,960 at July 31, 2009, which represents 99.8% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Russell 2000 Index is 108.1%.

2	Non-income producing security.
3
Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

4	Affiliated company.
5	7-Day net yield.
6
At July 31, 2009, the cost of investments for federal tax purposes was $48,596,781. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $40,183. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,278.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$728		$$16	$744
Warrants	---	29	---	29
Preferred Stock	---	---	---	---
Mutual Fund	48,555,825	---	---	48,555,825
TOTAL SECURITIES	$48,556,553	$29	$16	$48,556,598
Other Financial Instruments*	$4,413,288	$---	$---	$4,413,288

* Other financial instruments include outstanding futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$---
Net purchases (sales)1	---
Change in unrealized depreciation	68,316
Realized loss	(68,300)
Balance as of July 31, 2009	$16
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2009.	$16

1 Shares acquired in connection with a spinoff were recorded at zero cost.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009